DEPOSITS AND DOWN PAYMENT FROM CUSTOMERS (Details) ₫ in Millions	6 Months Ended
	Jun. 30, 2025 VND (₫)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 VND (₫)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 VND (₫)
DEPOSITS AND DOWN PAYMENT FROM CUSTOMERS
Refundable deposit liabilities	₫ 757,903			$ 30,253,193	₫ 2,524,022
Non-refundable down-payment of contract liabilities	1,169,654			46,689,047	1,041,441
Deposits and down payment from customers	1,927,557			$ 76,942,240	₫ 3,565,463
Revenue recognized from contract liabilities	₫ 879,566	$ 35,100,000	₫ 546,523